CONVERSION OPTION ON CONVERTIBLE DEBT INSTRUMENTS - Schedule of Conversion Options on Convertible Debt Instruments (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance		$ 110,673,348
Ending balance	$ 224,942,365	224,942,365
2023 Debenture Financing
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	30,342,059
Paid in kind interest	3,551,316
Fair value adjustment	(8,533,552)
Foreign currency translation adjustment	(325,750)
Ending balance	$ 25,034,073	$ 25,034,073